UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokum Capital Management, LP
Address: 1185 Avenue of the Americas, 32nd Floor
         New York, NY  10036

13F File Number:  028-12830

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sullivan
Title:     Chief Financial Officer
Phone:     212.616.4431

Signature, Place, and Date of Signing:

      /s/  Michael Sullivan     New York, NY     November 12, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $15,455 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108      754    27080 SH       SOLE                    27080        0        0
AMERIGROUP CORP                COM              03073T102     1252    56466 SH       SOLE                    56466        0        0
BAXTER INTL INC                COM              071813109     1536    26942 SH       SOLE                    26942        0        0
BIO RAD LABS INC               CL A             090572207     1245    13555 SH       SOLE                    13555        0        0
COVIDIEN PLC                   SHS              G2554F105     1029    23793 SH       SOLE                    23793        0        0
HEALTHSOUTH CORP               COM NEW          421924309     1555    99415 SH       SOLE                    99415        0        0
HEALTHSPRING INC               COM              42224N101     2205   179962 SH       SOLE                   179962        0        0
PERRIGO CO                     COM              714290103     2068    60841 SH       SOLE                    60841        0        0
PERRIGO CO                     COM              714290103       52   150000 SH  CALL SOLE                        0        0        0
PHC INC MASS                   CL A             693315103      401   328610 SH       SOLE                   328610        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108     1287    48076 SH       SOLE                    48076        0        0
TENET HEALTHCARE CORP          COM              88033G100      518    88083 SH       SOLE                    88083        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     1238    25272 SH       SOLE                    25272        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102      315    51600 SH  CALL SOLE                        0        0        0